Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.	Acquisitions

2017
acquisitions:
The Company acquired controlling interests in
ten
businesses,
seven
operating in the Americas (Northern California & Nevada; Michigan; Minnesota; Washington, DC; Georgia; Ontario and Mexico),
two
operating in EMEA (United Kingdom; Denmark), and
one
operating in Asia Pacific (Australia). The Northern California & Nevada acquisition, which comprises lease brokerage and sales brokerage operations, was completed on
January 3, 2017.
The other
nine
acquisitions expand Colliers’ geographic presence in these markets in all three
existing services lines. These acquisitions were accounted for by the acquisition method of accounting for business combinations and accordingly, the consolidated statements of earnings do not
include any revenues or expenses related to these acquisitions prior to their closing dates.

Details of these acquisitions are as follows:

	Northern California
	& Nevada	Other	Aggregate
	Acquisition	Acquisitions	Acquisitions

Current assets, excluding cash	$8,503	$5,420	$13,923
Non-current assets	2,268	1,117	3,385
Current liabilities	(38,481)	(10,463)	(48,944)
Long-term liabilities	(10,600)	(3,084)	(13,684)
Redeemable non-controlling interest	-	(16,258)	(16,258)
	$(38,310)	$(23,268)	$(61,578)

Cash consideration, net of cash acquired of $41,989	(22,696)	(35,978)	(58,674)
Acquisition date fair value of contingent consideration	(10,412)	(9,135)	(19,547)
Total purchase consideration	$(33,108)	$(45,113)	$(78,221)

Acquired intangible assets	$28,800	$32,428	$61,228
Goodwill	$42,618	$35,953	$78,571

2016
acquisitions:
The Company acquired controlling interests in
ten
businesses. Acquisitions included controlling interests in regional firms in the US, Canada, UK, Netherlands and France expanding Colliers’ geographic presence in these markets.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$16,643
Non-current assets	3,719
Current liabilities	(18,556)
Long-term liabilities	(4,207)
Non-controlling interests	(25)
$(2,426)

Cash consideration, net of cash acquired of $10,067	(82,073)
Acquisition date fair value of contingent consideration	(12,056)
Total purchase consideration	$(94,129)

Acquired intangible assets	$43,602
Goodwill	$52,954

Acquisition-related transaction costs for the year ended
December 31, 2017
totaled
$6,247
(
2016
-
$2,794
) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended
December 31, 2017,
goodwill in the amount of
$17,531
is deductible for income tax purposes (
2016
-
$18,837
).

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
five
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not
achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, under purchase accounting contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at
December 31, 2017
was
$50,300
(see note
19
). Contingent consideration with a compensatory element is recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at
December 31, 2017
was
$8,320.
The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$77,745
to a maximum of
$91,464.
These contingencies will expire during the period extending to
January 2022.
During the year ended
December 31, 2017,
$11,187
was paid with reference to such contingent consideration (
2016
-
$2,018
).

The consideration for the acquisitions during the year ended
December 31, 2017
was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended
December 31, 2017,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been
January 1, 2016,
are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2017	$215,174	$7,377
Supplemental pro forma for 2017 (unaudited)	2,299,891	93,145
Supplemental pro forma for 2016 (unaudited)	2,150,685	100,105

Supplemental pro forma results were adjusted for non-recurring items.